Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Preferred Stock
8. Preferred Stock and Common Stock
As of June 30, 2020, the Company had 10,000,000 shares of preferred stock authorized and none issued and outstanding.
Reserve for future issuance
The Company has reserved the following number of shares of common stock for future issuance upon the exercise of options, vesting of restricted stock units or grant of equity awards:

	June 30, 2020	December 31, 2019
Options issued and outstanding	2,140,012	2,562,800
Unvested restricted stock units	661,778	828,935
Options available for future grants	2,260,656	215,043
Shares available for issuance under the 2018 ESPP	920,030	555,583

Total	5,982,476	4,162,361

8. Preferred Stock As of December 31, 2019 and 2018, the Company had 10,000,000 shares of preferred stock authorized and none was issued and outstanding.